INVENTORIES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Inventories [Abstract]
Wireless devices and accessories	$ 538	$ 361
Other finished goods and merchandise	103	95
Total inventories	641	456
Cost of equipment sales and merchandise for resale	$ 2,749	$ 2,668